Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 60% - Fidelity Asset Manager 60%	Nov. 29, 2022
Bar Chart Table:
Annual Return 2012	12.72%
Annual Return 2013	16.89%
Annual Return 2014	5.76%
Annual Return 2015	(0.55%)
Annual Return 2016	6.76%
Annual Return 2017	16.40%
Annual Return 2018	(6.61%)
Annual Return 2019	20.65%
Annual Return 2020	16.14%
Annual Return 2021	11.85%